NOTES PAYABLE - CURRENT (Tables)	12 Months Ended
Dec. 31, 2021
NOTES PAYABLE - CURRENT (Tables)
Notes Payable - Related Parties
	December 31,
	2021	2020
Demand notes payable to director, 6%, unsecured	$130,000	$0
Demand note payable to employee, 6% unsecured	50,000	0
Demand notes payable to officer and director, 6%, unsecured	37,000	0
Demand note payable to officer and director, 6%, unsecured	12,000	0
	$229,000	$0

Schedule Of Notes Payable
	December 31,
	2021	2020
Demand note payable, 10%, secured by software (A)	$12,500	$12,500
Convertible promissory note, 8%, due November 3, 2022 (B)	448,000	0
Convertible notes payable, 6%	150,000	150,000
	610,500	162,500
Less: Deferred financing costs (B)	58,300	0
Debt discounts - warrants (B)	168,377	0
	$383,823	$162,500